UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03657

Deutsche DWS State Tax-Free Income Series
(formerly Deutsche State Tax-Free Income Series)

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 03/31

DWS Massachusetts Tax-Free Fund (formerly Deutsche Massachusetts Tax-Free Fund)

Date of fiscal year end: 08/31

DWS California Tax-Free Income Fund (formerly Deutsche California Tax-Free Income Fund)

DWS New York Tax-Free Income Fund (formerly Deutsche New York Tax-Free Income Fund)

Date of reporting period: 7/1/17-6/30/18

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03657
Reporting Period: 07/01/2017 - 06/30/2018
Deutsche DWS State Tax-Free Income Series

==================     DWS Massachusetts Tax-Free Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================     DWS New York Tax-Free Income Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================     DWS California Tax-Free Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS State Tax-Free Income Series

By (Signature and Title) /s/Hepsen Uzcan
                                  Hepsen Uzcan, Chief Executive Officer and President

Date 8/15/18